Description of Business (Details)			12 Months Ended				13 Months Ended
	Nov. 15, 2012	Jul. 09, 2008 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Jul. 31, 2009 CNY (¥)	Mar. 31, 2010	Dec. 31, 2008
Description of business
Payments for facility improvements			$ 3,457,830	¥ 22,453,760	¥ 74,569,901	¥ 194,168,883
New Borun | Golden Direction
Description of business
Percentage of voting interests acquired								100.00%
New Borun | China High
Description of business
Percentage of voting interests acquired								25.76%
Golden Direction | China High
Description of business
Percentage of voting capital stock held								74.24%
China High | Shandong Borun
Description of business
Percentage of direct control	100.00%
China High | Shandong Borun
Description of business
Percentage of voting interests acquired									100.00%
Shandong Borun | Daqing Borun
Description of business
Total purchase price		¥ 139,000,000
Payments for facility improvements							¥ 110,000,000
Shandong Borun | Daqing Borun | Minimum
Description of business
Idle period prior to acquisition		1 year